PREPAID LAND LEASE PAYMENTS	12 Months Ended
Dec. 31, 2011
PREPAID LAND LEASE PAYMENTS
11.	PREPAID LAND LEASE PAYMENTS

	As at December, 31
	2010	2011	2011
	RMB	RMB	US$

Prepaid land lease payments	28,423	28,423	4,516

Less: accumulated amortization	(310)	(1,053)	(167)

Net carrying value	28,113	27,370	4,349

The land use right was obtained through the acquisition of 52% equity interest in CCICC during 2010, and is amortized under the straight-line method over the remaining land use certification of 38 years. Amortization expenses for the years ended December 31, 2009, 2010 and 2011 were nil, RMB310 and RMB743 (US$118), respectively.

As of December 31, 2011, estimated amortization expense of the prepaid land lease payments acquired for each of next five years is as follows:

	Amortization
	RMB	US$
2012	743	118
2013	743	118
2014	743	118
2015	743	118
2016	743	118

	3,715	590